Commitments and Contingencies - Schedule of Future Commitments (Details) - Gemini Direct Investment LLC and Subsidiaries [Member]	Dec. 31, 2020 USD ($)
2021	$ 257,550
2022	265,283
2023	582,197
2024	133,458
Total	$ 1,238,488